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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2011
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      7/15/11
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 1,174,717
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    39088   412100 SH       Sole                   412100
American Express Co.           COM              025816109    70545  1364500 SH       Sole                  1364500
Becton, Dickinson & Company    COM              075887109    37958   440500 SH       Sole                   440500
Coach, Inc.                    COM              189754104    40807   638300 SH       Sole                   638300
CVS Caremark Corp.             COM              126650100    42424  1128900 SH       Sole                  1128900
Diageo PLC                     COM              25243Q205    51529   629400 SH       Sole                   629400
Goldman Sachs Group Inc.       COM              38141G104    48325   363100 SH       Sole                   363100
International Business Machine COM              459200101    65446   381500 SH       Sole                   381500
Johnson & Johnson              COM              478160104    62921   945900 SH       Sole                   945900
JPMorgan Chase & Co.           COM              46625H100    30795   752200 SH       Sole                   752200
McDonald's Corp.               COM              580135101   110173  1306600 SH       Sole                  1306600
Microsoft Corp.                COM              594918104    35311  1358100 SH       Sole                  1358100
Morgan Stanley                 COM              617446448    28707  1247600 SH       Sole                  1247600
NIKE, Inc.                     COM              654106103    57848   642900 SH       Sole                   642900
PepsiCo, Inc.                  COM              713448108    87706  1245300 SH       Sole                  1245300
Pfizer Inc.                    COM              717081103    34629  1681000 SH       Sole                  1681000
Quest Diagnostics Inc.         COM              74834L100    25998   439900 SH       Sole                   439900
Target Corp.                   COM              87612E106    41586   886500 SH       Sole                   886500
The Coca-Cola Co.              COM              191216100    80721  1199600 SH       Sole                  1199600
The Procter & Gamble Co.       COM              742718109    39483   621100 SH       Sole                   621100
UnitedHealth Group Inc.        COM              91324P102    30551   592300 SH       Sole                   592300
Wal-Mart Stores, Inc.          COM              931142103    82192  1546700 SH       Sole                  1546700
Zimmer Holdings, Inc.          COM              98956P102    29976   474300 SH       Sole                   474300